UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                         Copies to:
Jay Johnson                              Mary Jo. Reilly, Esq.
Callahan Financial Services, Inc.        Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001   One Logan Square, Suite 2000
Washington, DC 20036                     Philadelphia, PA 19103
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: August 31

                   Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Unitholders is attached herewith.


                                     TRUST
                                FOR Credit Unions

                             MONEY MARKET PORTFOLIO
                    ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                            SHORT DURATION PORTFOLIO

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2010

     The reports concerning the Trust for Credit Unions ("TCU" or the "Trust") Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling I-800-SEC-0330.

AN INVESTMENT IN THE TCU MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios' units. The Portfolios' investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

     Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

     THIS MATERIAL IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. INVESTORS SHOULD CONSIDER A PORTFOLIO'S OBJECTIVES, RISKS, AND CHARGES AND EXPENSES, AND READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIOS.

     Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

          This report is for the information of the unitholders of the Trust. Its use in connection with any offering of units of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust's current Prospectus.

Dear Credit Union Unitholders,

     Credit unions turned in another year of remarkable performance in 2009. While bank lending fell at "an epic pace" according to a WALL STREET JOURNAL headline, credit unions posted an all-time high in loan origination volume during the year. Share balances rose at a record pace as well, 1.3 million new members joined credit unions and earnings improved versus 2008 results.

     Record share growth in 2009 led to increased liquidity across credit unions. Until consumer spending picks up, it is anticipated that liquidity will continue to expand across the industry in 2010. With most economists expecting the Federal Reserve to maintain the federal funds rate in a range of 0 to 0.25 percent until at least late 2010 - and some forecasting a rate hold through 2011
- optimizing balance sheet performance becomes critical as overnight investments are providing only marginal returns.

     The Trust for Credit Unions ("TCU") family of mutual funds can assist in this challenging environment. The Portfolios are designed so that investors can create a customized portfolio with a duration profile that meets their balance sheet objectives. The three Portfolios complement each other with different objectives and duration targets. By blending the Portfolios, credit unions are able to tailor the investment mix to meet their needs. The Yield Optimizer application on www.TrustCU.com can assist in modeling these options.

     The impact of the Federal Reserve's interest rate position can be seen in the TCU Money Market Portfolio. The standardized 7-day current and effective yields, with fee waivers, on the Money Market Portfolio declined from 0.26% on August 31, 2009 to 0.08% on February 28, 2010.

     The Ultra-Short Duration Government and Short Duration Portfolios have provided exceptional value in a historically low rate environment. The cumulative total return reached 0.66% for the Ultra-Short Duration Government Portfolio and 1.90% for the Short Duration Portfolio for the six-month period ended February 28, 2010.

     TCU remains focused on providing credit unions with professionally managed mutual fund options that deliver:

     - TRANSPARENCY & DIVERSITY, including monthly postings of portfolio holdings and daily net asset value calculations.

     - INDEPENDENT GOVERNANCE AND OVERSIGHT with a Board of Trustees comprised of individuals from both within and outside the credit union system.

     - INVESTMENT EXPERTISE that builds on TCU's over 20-year partnership with Goldman Sachs Asset Management, L.P.

     We are reaching out to credit unions in multiple ways, including daily market commentary, regional workshops, and our complimentary "Fixed Income University" webinar series led by Goldman Sachs Asset Management, L.P. Our goal is to provide additional insight on the investment market while gaining a better understanding of credit union investment needs.

     Please visit our website, www.TrustCU.com, for the most current information on the Portfolios. We appreciate your investment in TCU.

Sincerely,


/s/ Charles W. Filson

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust for Credit Unions
April 2, 2010

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU MONEY MARKET PORTFOLIO

Q. HOW DID THE TCU MONEY MARKET PORTFOLIO ("MMP" OR THE "PORTFOLIO") PERFORM DURING THE SIX MONTHS ENDED FEBRUARY 28, 2010?

For the six-month period that ended February 28, 2010, the MMP had a one-year simple average yield of 0.19%. This compared to the 0.21% return of the iMoneyNet First Tier-Institutional Only Average ("iMoneyNet benchmark") for the same period.

As of February 28, 2010, the Portfolio had standardized seven-day current and effective yields, with fee waivers, of 0.08%. As of that date, the Portfolio's standardized seven-day current and effective yields, without fee waivers, would have been (0.08)%. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

THE YIELDS REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED ABOVE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. THE YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO. UNLESS OTHERWISE NOTED, PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THEIR ABSENCE, PERFORMANCE WOULD BE REDUCED.

Q. WHAT WERE THE ECONOMIC AND MARKET CONDITIONS DURING THE SIX-MONTH REPORTING PERIOD?

The six-month reporting period ended February 28, 2010 was far less "exciting" and eventful than the months that preceded it. The Federal Reserve Board (the "Fed") maintained the targeted federal funds rate near zero throughout the period, thus driving the dominant theme in the money markets--that is, low yields.

Shocks to the global financial system, which had peaked in September 2008, caused market participants to reduce risk in their investment portfolios in such dramatic fashion as to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC), along with several global banking bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. For example, in an effort to restore confidence in retail and institutional money market funds, the U.S. Treasury Department created a Temporary Guarantee Program for money market funds. The Federal Reserve Bank of Boston implemented the Asset-Backed Commercial Paper Liquidity Facility (AMLF) to provide a source of liquidity for asset-backed securities held by money market funds. The Federal Reserve Bank of New York created a Commercial Paper Funding Facility (CPFF) to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. In other words, the CPFF was designed to provide a backstop financing facility to ensure that corporations would have the ability to repay maturing debt and finance current operations by purchasing commercial paper directly. To further address credit and liquidity concerns, FDIC-insured depository institutions, such as banks, thrifts and certain holding companies, were given the ability to issue senior unsecured debt guaranteed under the Temporary Liquidity Guarantee Program (TLGP).

These temporary liquidity facilities, along with a streak of improving economic data, helped to stabilize demand for money market funds as 2009 progressed. Indeed, as liquidity and confidence returned to the money markets during the second half of the year, some of these facilities expired with little effect on the asset class. Other facilities, including the CPFF and the AMLF, were extended until February 2010, in order to provide continued support to the money markets. The Fed announced the purchase of over $300 billion of Treasury securities would be completed by October 2009, months earlier than originally planned. Meanwhile, the European Central Bank (ECB) announced the start of a one-year repurchase operation, providing attractive, longer-term financing for eligible European banks, wherein the ECB would lend money at a 1% interest rate. The ECB's first auction in June 2009 was met with strong demand and it held a second auction in September 2009. Both auctions had the effect of reducing the need of Yankee banks, or foreign banks with operations in the U.S., to seek financing in the U.S. commercial paper market.

Although conditions in the economy and in the financial markets had generally improved during these months, the Fed expected economic activity to remain weak for some time and thus kept the 0% to 0.25% target range for the federal funds rate it had first established in December 2008. More specifically, the Fed stated, "Household spending appears to be expanding but remains constrained by ongoing job losses, sluggish income growth, lower housing wealth, and tight credit." Nevertheless, the Fed raised the discount rate (the rate it charges banks for short-term loans) by 0.25%.

Q. HOW DID YOU MANAGE THE PORTFOLIO DURING THE REPORTING PERIOD?

During the reporting period, the Portfolio had investments in Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and domestic bank issued securities. Our focus was on securities with one- to three-month maturities, although we did make purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields when available.

Q. HOW WAS THE PORTFOLIO INVESTED?

Our general focus was on building liquidity through overnight repurchase agreements or short dated U.S. Treasury and/or U.S. government agency securities. Although, as we saw value on the yield curve we did make purchases with longer maturities as we sought to lock in favorable yields. Much of our added duration over the period was focused on U.S. government guaranteed and U.S. government agency floating rate product.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU MONEY MARKET PORTFOLIO

Q. DID YOU MAKE ANY CHANGES TO THE PORTFOLIO DURING THE REPORTING PERIOD?

In addition to making adjustments in the Portfolio's weighted average maturity as market conditions shifted, we increased its concentrations in overnight securities. There was also an added focus on investing higher percentages in government agency and Treasury securities.

Q. HOW WAS THE PORTFOLIO POSITIONED AT THE END OF FEBRUARY 2010?

The Portfolio's yield moved lower over the course of the six months due primarily to the market factors previously discussed. We also sacrificed some yield by emphasizing overnight liquidity and steering away from higher-yielding bank product in favor of lower-yielding conservative investments, such as U.S. Treasury and agency securities.

PORTFOLIO COMPOSITION
TCU MONEY MARKET PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2010*

                                  (PIE CHART)

CDs                           0.0%
Corporate Bonds               1.9%
Repurchase Agreements        47.8%
U. S. Government Agency      50.2%
U. S. Treasury Obligations    0.0%

AUGUST 31, 2009*

                                  (PIE CHART)

CDs                          1.1%
Corporate Bonds              0.0%
Repurchase Agreements       54.8%
U.S. Government Agency      38.6%
U.S. Treasury Obligations    7.4%

* These percentages reflect portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Q. HOW DID THE TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO ("USDGP" OR THE "PORTFOLIO") PERFORM DURING THE SIX MONTHS ENDED FEBRUARY 28, 2010?

For the six-month period that ended February 28, 2010, the cumulative total return of USDGP was 0.66% versus the 0.20% and 0.50% cumulative total returns of the Portfolio's benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively.

The Portfolio's net asset value ("NAV") per unit slightly declined during the review period, closing at $9.60, versus $9.61 on August 31, 2009. During the reporting period, the yield on the Six-Month U.S. Treasury Bill Index decreased 3 basis points from 0.22% to 0.19% and the yield on the One-Year U.S. Treasury
Note Index decreased 7 basis points from 0.42% to 0.35%. The yield on the Nine-Month Treasury average decreased 5 basis points from 0.32% to 0.27% over the same period. As of February 28, 2010, the Portfolio's standardized 30-day yield was 1.60% and its distribution rate was 1.50%.

The Portfolio's one-year, five-year and ten-year standardized total returns as of December 31, 2009 were 2.27%, 3.95% and 4.07%, respectively.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The Portfolio's current expense ratio after waivers and expense limitations
(net) is 0.33% and its expense ratio before waivers and expense limitations (gross) is 0.33%. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

Q. WHAT KEY FACTORS WERE RESPONSIBLE FOR THE PORTFOLIO'S PERFORMANCE DURING THE SIX-MONTH REPORTING PERIOD?

The Portfolio's cross-sector positioning relative to the benchmark positively contributed to performance during the reporting period. An overweight exposure and strong security selection in the agency mortgage-back security (MBS) sector was the most significant contributor to performance. The sector performed well, as it was supported by the Federal Reserve Board's (the "Fed") mortgage purchase program. This resulted in noteworthy spread tightening in the sector. Elsewhere, the Portfolio's exposure to various spread sectors, specifically in the front-end of the yield curve, enhanced its results.

Q. WHICH FIXED INCOME MARKET SECTORS MOST SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE?

As discussed, the Portfolio's overweight and security selection in the agency MBS sector was the largest positive contributor to performance.

Q. DID THE PORTFOLIO'S DURATION AND YIELD CURVE POSITIONING STRATEGY HELP OR HURT ITS RESULTS DURING THE REPORTING PERIOD?

Our duration and curve positioning enhanced the Portfolio's performance during the period.

Q. WERE THERE ANY NOTABLE CHANGES IN THE PORTFOLIO'S WEIGHTINGS DURING THE REPORTING PERIOD?

We did not make any significant changes to the Portfolio during the period.

Q. HOW WAS THE PORTFOLIO POSITIONED RELATIVE TO ITS BENCHMARK AT THE END OF FEBRUARY 2010?

At the end of the reporting period the Portfolio's duration was shorter than that of the benchmark.

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2010*

                                   (PIE CHART)

Agency Debentures                   42.1%
ARMs                                11.4%
CMOs                                 2.7%
Fixed Rate Mortgage Pass-Throughs    6.1%
Repurchase Agreements               13.6%
U.S. Treasury Obligations           22.5%

AUGUST 31, 2009*

                                   (PIE CHART)

Agency Debentures                   42.6%
ARMs                                15.4%
CMOs                                 3.8%
Fixed Rate Mortgage Pass-Throughs    4.5%
Repurchase Agreements               10.7%
U.S. Treasury Obligations           25.0%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2010*

                                   (PIE CHART)

Agency Debentures           42.1%
FHLMC                        4.1%
FNMA                        14.9%
GNMA                         1.2%
Repurchase Agreements       13.6%
U.S. Treasury Obligations   22.5%

AUGUST 31, 2009*

                                   (PIE CHART)

Agency Debentures           42.6%
FHLMC                        2.6%
FNMA                        19.4%
GNMA                         1.7%
Repurchase Agreements       10.7%
U.S. Treasury Obligations   25.0%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

     The Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Ultra-Short Duration Government Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio's net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio's units. The Portfolio's investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Q. HOW DID THE TCU SHORT DURATION PORTFOLIO ("SDP" OR THE "PORTFOLIO") PERFORM DURING THE SIX MONTHS ENDED FEBRUARY 28, 2010?

The Portfolio's cumulative total return for the six-month period ended February 28, 2010, was 1.90%, versus a 1.24% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio's net asset value per unit increased during the review period, closing at $9.66, versus $9.58 on August 31, 2009. During the reporting period, the yield on the Portfolio's benchmark decreased 20 basis points from 0.97% to 0.77%. Net asset value movements reflect, among other things, the Portfolio's credit-adjusted and option-adjusted duration of 1.75 years, as well as the impact of market forces, including interest rates. As of February 28, 2010, the Portfolio's standardized 30-day yield was 2.64% and its distribution rate was 1.77%.

The Portfolio's one-year, five-year and ten-year standardized total returns as of December 31, 2009, were 4.27%, 3.82% and 4.68%, respectively.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The Portfolio's current expense ratio after waivers and expense limitations
(net) and expense ratio before waivers and expense limitations (gross) are both 0.36%. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

Q. WHAT KEY FACTORS WERE RESPONSIBLE FOR THE PORTFOLIO'S PERFORMANCE DURING THE SIX-MONTH REPORTING PERIOD?

The Portfolio's term structure positioning detracted from performance, as the yield curve continued to steepen, anchored by the low federal funds rate. On the upside, the Portfolio's cross-sector positioning relative to the benchmark positively contributed to performance. Overweight exposures to the agency and non-agency mortgage-backed security (MBS) sectors were the most significant contributors to results within our cross-sector strategies. The agency MBS sector performed well, supported by the Federal Reserve Board's (the "Fed") mortgage purchase program. The non-agency mortgage market also generated strong results, rallying 49% from its first quarter 2009 lows. Non-agency mortgages were supported by the Public-Private Investment Program (PPIP) and a variety of housing market indicators that suggested that overall activity in the market seems to be stabilizing. In addition, the Portfolio's exposure to various spread sectors, specifically in the front-end of the yield curve, were positive contributors to performance.

Q. WHICH FIXED INCOME MARKET SECTORS MOST SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE?

The Portfolio's exposure to the non-agency MBS sector was the largest positive contributor to performance.

Q. DID THE PORTFOLIO'S DURATION AND YIELD CURVE POSITIONING STRATEGY HELP OR HURT ITS RESULTS DURING THE REPORTING PERIOD?

Our duration and curve positioning detracted from performance during the period.

Q. WERE THERE ANY NOTABLE CHANGES IN THE PORTFOLIO'S WEIGHTINGS DURING THE REPORTING PERIOD?

We did not make any significant changes to the Portfolio during the period.

Q. HOW WAS THE PORTFOLIO POSITIONED RELATIVE TO ITS BENCHMARK AT THE END OF FEBRUARY 2010?

At the end of the reporting period the Portfolio's duration was shorter than that of the benchmark.

                       THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2010*


                                  (PIE CHART)

Agency Debentures                   13.4%
ARMs                                14.7%
CMOs                                 9.8%
Fixed Rate Mortgage Pass-Throughs   15.1%
Repurchase Agreements                2.7%
U.S. Treasury Obligations           43.9%

AUGUST 31, 2009*

                                   (PIE CHART)

Agency Debentures                   20.2%
ARMs                                16.0%
CMOs                                 9.6%
Fixed Rate Mortgage Pass-Throughs   13.8%
Repurchase Agreements                4.1%
U.S. Treasury Obligations           38.4%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2010*

                                   (PIE CHART)

AAA                          3.7%
Agency Debentures           13.4%
FHLMC                       13.6%
FNMA                        21.9%
GNMA                         0.4%
Repurchase Agreements        2.7%
U.S. Treasury Obligations   43.9%

AUGUST 31, 2009*

                                  (PIE CHART)

AAA                          4.1%
Agency Debentures           20.2%
FHLMC                        9.6%
FNMA                        25.3%
GNMA                         0.4%
Repurchase Agreements        4.1%
U.S. Treasury Obligations   38.4%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

     The Two-Year U.S. Treasury Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio's net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio's units. The Portfolio's investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2010 (UNAUDITED)

  PAR VALUE                                                                          VALUE
------------                                                                    ---------------
CORPORATE BONDS - 1.91%
$     100,000   Citibank N.A.
                   0.251%, 07/12/11 (a) .....................................   $       100,101
    1,000,000   Citigroup Funding
                   0.205%, 06/03/11 (a) .....................................         1,000,254
    1,400,000   JPMorgan Chase & Co.
                   0.381%, 04/01/11 (a) .....................................         1,403,154
    5,000,000   JPMorgan Chase Bank N.A.
                   0.229%, 03/21/11 (a) .....................................         5,000,000
      200,000   Morgan Stanley
                   0.830%, 03/04/11 (a) .....................................           201,317
    2,100,000   Wells Fargo & Co.
                   1.107%, 12/09/11 (a) .....................................         2,134,285
                                                                                ---------------
                TOTAL CORPORATE BONDS
                (Cost $9,839,111) ...........................................         9,839,111
                                                                                ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 50.25%
                FEDERAL FARM CREDIT BANK - 2.13%
    2,000,000      0.151%, 07/15/11 (a) .....................................         1,998,625
    3,000,000      0.169%, 11/17/11 (a) .....................................         2,998,449
    3,000,000      0.156%, 12/14/11 (a) .....................................         2,998,137
    3,000,000      0.178%, 01/12/12 (a) .....................................         2,998,879
                                                                                ---------------
                                                                                     10,994,090
                                                                                ---------------
                FEDERAL HOME LOAN BANK - 24.70%
   25,000,000      1.000%, 03/02/10 .........................................        24,999,974
   25,000,000      0.900%, 04/07/10 .........................................        24,998,619
   40,000,000      0.000%, 04/13/10 (a) .....................................        39,999,764
   13,000,000      0.600%, 06/21/10 .........................................        12,996,214
    1,600,000      0.500%, 10/22/10 .........................................         1,600,000
    6,000,000      0.500%, 03/14/11 .........................................         6,000,000
    5,000,000      0.130%, 05/13/11 (a) .....................................         4,996,951
    4,200,000      0.179%, 05/25/11 (a) .....................................         4,198,445
    7,500,000      0.128%, 07/11/11 (a) .....................................         7,493,706
                                                                                ---------------
                                                                                    127,283,673
                                                                                ---------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.84%
   15,000,000      0.180%, 05/18/10 (b) .....................................        14,994,150
    1,642,000      0.232%, 07/01/10 (b) .....................................         1,640,720
      300,000      0.109%, 02/01/11 (a) .....................................           299,802
      400,000      0.327%, 03/09/11 (a) .....................................           400,580
   10,258,000      0.311%, 04/01/11 (a) .....................................        10,273,115
   11,250,000      0.303%, 04/07/11 (a) .....................................        11,265,538
      544,000      0.160%, 05/04/11 (a) .....................................           543,854
    6,356,000      0.179%, 08/05/11 (a) .....................................         6,355,165
    4,900,000      0.601%, 09/22/11 (a) .....................................         4,931,267
                                                                                ---------------
                                                                                     50,704,191
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.58%
    8,000,000      0.543%, 07/12/10 (b) .....................................         7,984,040
   25,000,000      0.141%, 07/13/10 (a) .....................................        24,997,237
    8,000,000      0.200%, 07/15/10 (b) .....................................         7,993,956
   22,000,000      0.273%, 08/16/10 (b) .....................................        21,972,280
    7,000,000      0.306%, 09/01/10 (b) .....................................         6,989,267
       50,000      0.130%, 05/13/11 (a) .....................................            49,970
                                                                                ---------------
                                                                                     69,986,750
                                                                                ---------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                   (Cost $258,968,704) ......................................       258,968,704
                                                                                ---------------

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
REPURCHASE AGREEMENTS - 47.75%
$ 100,000,000   Deutsche Bank, 0.12%, Dated 02/26/10,
                matures 03/01/10, repurchase
                price $100,001,000, (collateralized by
                U.S. Government Agency Obligations,
                with interest rates of 4.50% to 7.00%
                due 08/01/38 to 08/15/39, total market
                value $102,000,001) .........................................   $   100,000,000
   71,100,000   Morgan Stanley, 0.12%, Dated 02/26/10,
                matures 03/01/10, repurchase
                price $71,100,711, (collateralized by
                U.S. Government Agency Obligations,
                with interest rates of 4.50% to 7.00%
                due 08/01/24 to 10/01/38, total market
                value $72,842,000) ..........................................        71,100,000
   75,000,000   UBS, 0.12%, Dated 02/26/10,
                matures 03/01/10, repurchase price
                $75,000,750, (collateralized by U.S.
                Government Agency Obligations,
                with interest rates of 5.50% to 6.50%
                due 05/01/36 to 08/01/37, total market
                value $76,502,489) ..........................................        75,000,000
                                                                                ---------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $246,100,000) ......................................       246,100,000
                                                                                ---------------
                TOTAL INVESTMENTS - 99.91%
                   (Cost $514,907,815) ......................................       514,907,815
                                                                                ---------------
                NET OTHER ASSETS AND LIABILITIES - 0.09% ....................           465,116
                                                                                ---------------
                NET ASSETS - 100.00% ........................................   $   515,372,931
                                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2010 (UNAUDITED)

  PAR VALUE                                                                          VALUE
------------                                                                    ---------------
ASSET-BACKED SECURITIES - 0.44%
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.44%
$     277,553   Series 2001-W4, Class AV1
                   0.509%, 02/25/32 (a) .....................................   $       245,583
      430,555   Series 2002-W2, Class AV1
                   0.489%, 06/25/32 (a) .....................................           393,861
    1,454,979   Series 2002-T7, Class A1
                   0.449%, 07/25/32 (a) .....................................         1,308,886
                                                                                ---------------
                TOTAL ASSET-BACKED SECURITIES
                   (Cost $2,163,348) ........................................         1,948,330
                                                                                ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.74%
                FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 0.21%
       34,487   Series 1009, Class D
                   0.850%, 10/15/20 (a) .....................................            34,730
      111,805   Series 1066, Class P
                   1.150%, 04/15/21 (a) .....................................           113,363
      174,378   Series 1222, Class P
                   4.020%, 03/15/22 (a) (b) .................................           180,480
      376,702   Series 1250, Class J
                   7.000%, 05/15/22 (b) .....................................           415,422
      185,012   Series 1448, Class F
                   1.650%, 12/15/22 (a) (d) .................................           189,927
                                                                                ---------------
                                                                                        933,922
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 2.53%
    1,217,910   Series 1993-225, Class WC
                   6.500%, 12/25/13 (b) .....................................         1,278,893
      681,533   Series 1990-145, Class A
                   1.793%, 12/25/20 (a) .....................................           688,184
      878,819   Series 1991-67, Class J
                   7.500%, 08/25/21 (b) .....................................           977,809
      772,530   Series 1992-137, Class F
                   1.250%, 08/25/22 (a) .....................................           785,637
      869,906   Series 1993-27, Class F
                   1.400%, 02/25/23 (a) (c) .................................           886,424
      392,254   Series 1998-21, Class F
                   0.660%, 03/25/28 (a) .....................................           392,674
      749,300   Series 2000-16, Class ZG
                   8.500%, 06/25/30 (d) .....................................           826,168
      845,674   Series 2000-32, Class Z
                   7.500%, 10/18/30 .........................................           949,427
    1,665,293   Series 2001-60, Class OF
                   1.179%, 10/25/31 (a) .....................................         1,692,126
      555,098   Series 2001-70, Class OF
                   1.179%, 10/25/31 (a) .....................................           562,460
    2,238,002   Series 2008-22, Class FD
                   1.069%, 04/25/48 (a) .....................................         2,232,796
                                                                                ---------------
                                                                                     11,272,598
                                                                                ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
       16,735   Series 2001-10, Class PD
                   6.500%, 08/16/30 (b) .....................................            16,728
                                                                                ---------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost $12,070,246) .......................................        12,223,248
                                                                                ---------------

  PAR VALUE                                                                          VALUE
------------                                                                    ---------------
MORTGAGE-BACKED OBLIGATIONS - 17.04%
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.10%
$     346,906      3.841%, 02/01/18 (a) .....................................   $       351,649
      442,714      4.735%, 11/01/18 (a) .....................................           455,702
    1,962,024      6.868%, 11/01/19 (a) .....................................         2,061,044
      208,515      2.688%, 11/01/22 (a) .....................................           211,459
       94,506      3.453%, 11/01/22 (a) .....................................            96,009
      136,372      3.404%, 10/01/24 (a) .....................................           140,459
      261,599      4.943%, 10/01/25 (a) .....................................           269,439
      729,439      5.416%, 08/01/28 (a) .....................................           765,016
       90,914      1.978%, 07/01/29 (a) .....................................            92,144
      454,940      3.039%, 05/01/31 (a) .....................................           473,052
                                                                                ---------------
                                                                                      4,915,973
                                                                                ---------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 2.76%
       10,785      6.500%, 11/01/10 .........................................            10,976
      301,509      6.500%, 09/01/13 .........................................           324,426
      261,103      6.500%, 10/01/13 .........................................           281,342
       93,709      6.500%, 05/01/14 .........................................           101,012
      111,785      6.500%, 06/01/14 .........................................           120,427
      514,583      6.000%, 12/01/14 .........................................           544,379
      423,768      8.000%, 12/01/15 .........................................           462,662
      415,016      6.000%, 03/01/16 .........................................           441,153
       92,940      6.500%, 07/01/16 .........................................           100,182
      817,150      5.000%, 10/01/17 .........................................           869,725
      914,443      5.000%, 11/01/17 .........................................           971,606
    1,492,667      5.000%, 01/01/18 .........................................         1,586,099
      975,876      5.000%, 02/01/18 .........................................         1,036,997
    3,593,178      5.000%, 03/01/18 .........................................         3,819,359
      831,444      5.500%, 01/01/20 .........................................           895,529
      359,558      5.500%, 05/01/20 .........................................           387,271
      319,083      5.500%, 07/01/20 .........................................           343,678
       28,440      4.500%, 07/01/23 .........................................            29,682
                                                                                ---------------
                                                                                     12,326,505
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.95%
       70,589      5.024%, 10/01/13 (a) .....................................            71,655
      295,252      8.500%, 04/01/16 .........................................           311,642
      144,796      4.838%, 07/01/17 (a) .....................................           151,572
      127,919      2.348%, 11/01/17 (a) .....................................           128,827
      187,894      2.777%, 11/01/17 (a) .....................................           189,767
      111,550      3.027%, 11/01/17 (a) .....................................           113,308
      285,794      2.865%, 03/01/18 (a) .....................................           288,468
       69,327      2.512%, 05/01/18 (a) .....................................            70,290
      110,168      6.133%, 06/01/18 (a) .....................................           113,479
    1,519,780      3.344%, 10/01/18 (a) .....................................         1,539,158
       54,902      2.775%, 02/01/19 (a) .....................................            56,409
      103,146      2.416%, 05/01/19 (a) .....................................           104,406
      128,406      5.000%, 07/01/19 .........................................           136,556
      262,476      5.000%, 08/01/19 .........................................           279,141
      814,055      5.000%, 09/01/19 .........................................           865,746
      983,041      5.000%, 10/01/19 .........................................         1,045,447
      957,048      5.000%, 11/01/19 .........................................         1,017,807
    6,582,172      5.000%, 12/01/19 .........................................         7,003,170
      150,445      6.864%, 12/01/19 (a) .....................................           156,806
      246,513      2.170%, 01/01/20 (a) .....................................           247,472
      479,669      5.000%, 01/01/20 .........................................           510,064
      280,114      5.000%, 02/01/20 .........................................           297,897
      130,175      2.268%, 05/01/20 (a) .....................................           130,619
      430,500      5.727%, 05/01/20 (a) .....................................           452,159

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 28, 2010 (UNAUDITED)

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$      23,769      5.000%, 07/01/20 .........................................   $        25,278
      705,395      6.474%, 02/01/22 (a) .....................................           740,995
       80,701      4.721%, 01/01/23 (a) .....................................            83,166
       70,046      4.500%, 04/01/23 .........................................            73,032
      253,767      3.252%, 03/01/24 (a) .....................................           259,471
       37,384      3.860%, 04/01/25 (a) .....................................            38,957
      340,514      5.680%, 10/01/25 (a) .....................................           357,646
      766,877      3.726%, 02/01/27 (a) .....................................           789,666
      247,433      2.666%, 07/01/27 (a) .....................................           251,470
      382,696      3.388%, 07/01/27 (a) .....................................           392,238
      387,161      4.680%, 01/01/29 (a) .....................................           404,704
       97,052      4.659%, 02/01/29 (a) .....................................           101,450
    7,005,157      3.581%, 08/01/29 (a) .....................................         7,207,851
      108,617      3.013%, 07/01/31 (a) .....................................           112,402
      205,213      2.735%, 07/01/32 (a) .....................................           211,520
       70,591      3.380%, 07/01/32 (a) .....................................            73,379
      333,136      3.748%, 09/01/32 (a) .....................................           347,258
      967,121      2.875%, 01/01/33 (a) .....................................           998,284
      165,448      2.860%, 06/01/33 (a) .....................................           171,023
    2,757,806      4.612%, 08/01/33 (a) .....................................         2,882,768
    1,240,281      2.594%, 04/01/34 (a) .....................................         1,276,339
      590,546      3.078%, 07/01/34 (a) .....................................           610,743
    1,017,647      3.078%, 08/01/34 (a) .....................................         1,052,204
    4,254,182      3.733%, 04/01/37 (a) .....................................         4,403,840
    5,706,184      5.796%, 07/01/37 (a) .....................................         6,000,406
    4,538,380      6.688%, 09/01/37 (a) .....................................         4,785,154
    3,030,999      6.500%, 11/01/37 .........................................         3,241,090
    1,164,205      3.078%, 08/01/44 (a) .....................................         1,203,980
                                                                                ---------------
                                                                                     53,378,179
                                                                                ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.23%
      101,343      7.000%, 04/15/26 .........................................           112,862
      494,848      3.500%, 04/20/34 (a) .....................................           516,427
    2,524,693      3.250%, 06/20/34 (a) .....................................         2,597,090
    2,168,571      3.625%, 08/20/34 (a) .....................................         2,245,163
                                                                                ---------------
                                                                                      5,471,542
                                                                                ---------------
                TOTAL MORTGAGE-BACKED OBLIGATIONS
                   (Cost $74,774,431) .......................................        76,092,199
                                                                                ---------------
AGENCY DEBENTURES - 42.07%
                Federal Home Loan Mortgage Corp
   34,000,000      2.050%, 03/09/11 .........................................        34,010,540
                Federal Home Loan Mortgage Corp
   81,500,000      2.000%, 03/16/11 .........................................        81,540,506
                Federal Home Loan Mortgage Corp
    5,000,000      0.303%, 04/07/11 (a) .....................................         5,006,595
                Federal Home Loan Mortgage Corp
    7,600,000      1.750%, 07/27/11 .........................................         7,614,372
                Federal Home Loan Mortgage Corp
    5,600,000      4.500%, 04/02/14 .........................................         6,123,494
                Federal National Mortgage Association
    9,000,000      2.000%, 03/02/11 .........................................         9,000,468
                Federal National Mortgage Association
   10,425,000      2.000%, 04/01/11 .........................................        10,439,689
                Federal National Mortgage Association
   13,800,000      2.050%, 04/01/11 .........................................        13,820,010
                Federal National Mortgage Association
   12,700,000      1.750%, 04/15/11 .........................................        12,716,167

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
AGENCY DEBENTURES - (CONTINUED)
                Small Business Administration
$     181,968      1.075%, 03/25/14 (a) .....................................   $       181,189
                Sri Lanka Government Aid Bond
    7,500,000      2.535%, 11/01/24 (a) .....................................         7,387,500
                                                                                ---------------
                TOTAL AGENCY DEBENTURES
                   (Cost $188,217,852) ......................................       187,840,530
                                                                                ---------------
U.S. TREASURY OBLIGATIONS - 22.49%
                UNITED STATES TREASURY BILLS - 14.93%
   41,800,000      0.000%, 01/13/11 .........................................        41,701,436
   25,000,000      0.000%, 02/10/11 .........................................        24,931,050
                                                                                ---------------
                                                                                     66,632,486
                                                                                ---------------
                UNITES STATES TREASURY NOTES & BONDS - 7.56%
   33,700,000      0.875%, 01/31/12 .........................................        33,769,759
                                                                                ---------------
                TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $100,330,045) ......................................       100,402,245
                                                                                ---------------
REPURCHASE AGREEMENT - 13.64%
   60,900,000   UBS, 0.10%, Dated 2/26/10,
                matures 3/1/10, repurchase
                price $60,900,507 (collateralized by
                U.S. Treasury Bills with interest
                rates of 0.00% due 03/04/10 to
                08/26/10, total market
                value $62,122,678) ..........................................        60,900,000
                                                                                ---------------
                TOTAL REPURCHASE AGREEMENT
                   (Cost $60,900,000) .......................................        60,900,000
                                                                                ---------------
                TOTAL INVESTMENTS - 98.42%
                   (Cost $438,455,922) (e) ..................................       439,406,552
                                                                                ---------------
                NET OTHER ASSETS AND LIABILITIES - 1.58% ....................         7,067,588
                                                                                ---------------
                NET ASSETS - 100.00% ........................................   $   446,474,140
                                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Cost for U.S. federal income tax purposes is $438,455,922. As of February 28, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,731,338 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $780,708.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2010 (UNAUDITED)

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.75%
                FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 3.11%
$   3,321,905   Series 3284, Class CA
                   5.000%, 10/15/21 .........................................   $     3,510,086
      431,696   Series 1448, Class F
                   1.650%, 12/15/22 (a) (b) .................................           443,163
      780,032   Series 1980, Class Z
                   7.000%, 07/15/27 (b) .....................................           864,890
    4,257,451   Series 2236, Class Z
                   8.500%, 06/15/30 (b) .....................................         4,895,991
                                                                                ---------------
                                                                                      9,714,130
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 2.92%
      323,283   Series 2001-42, Class HG
                   10.000%, 09/25/16 ........................................           364,979
      163,110   Series 1988-12, Class A
                   5.062%, 02/25/18 (a) .....................................           165,384
    4,611,011   Series 2007-36, Class AB
                   5.000%, 11/25/21 .........................................         4,867,679
      955,045   Series G92-44, Class Z
                   8.000%, 07/25/22 .........................................         1,065,762
    2,671,164   Series 2008-22, Class FD
                   1.069%, 04/25/48 (a) .....................................         2,664,949
                                                                                ---------------
                                                                                      9,128,753
                                                                                ---------------
                PRIVATE - 3.72%
                Adjustable Rate Mortgage Trust
      845,657   Series 2004-4, Class 1A1
                   3.301%, 03/25/35 (a) .....................................           699,982
                Banc of America Mortgage Securities
      155,166   Series 2004-D, Class 1A1
                   3.875%, 05/25/34 (a) .....................................           139,516
                BCAP LLC Trust
      342,397   Series 2006-RR1, Class CF
                   0.869%, 11/25/36 (a) .....................................           297,051
                Countrywide Home Loans
       40,178   Series 2003-37, Class 1A1
                   3.851%, 08/25/33 (a) .....................................            34,077
                Indymac Index Mortgage Loan Trust
      620,716   Series 2004-AR4, Class 1A
                   3.661%, 08/25/34 (a) (b) .................................           394,261
                Merrill Lynch Mortgage Investors, Inc.
       96,249   Series 2003-A4, Class 1A
                   3.627%, 07/25/33 (a) .....................................            87,251
                Salomon Brothers Mortgage Securities VII, Inc.
       91,027   Series 1994-20, Class A
                   3.819%, 12/25/24 (a) .....................................            86,881
                Structured Adjustable Rate Mortgage Loan
      150,016   Series 2004-2, Class 2A
                   3.306%, 03/25/34 (a) .....................................           126,481
      296,759   Series 2004-5, Class 1A
                   3.104%, 05/25/34 (a) (b) .................................           253,615
                Structured Asset Securities Corp.
    1,109,625   Series 2003-34A, Class 3A3
                   3.050%, 11/25/33 (a) .....................................           889,246
                Washington Mutual Mortgage
                Pass-Through Certificates
      656,815   Series 2003-AR6, Class A1
                   3.048%, 06/25/33 (a) .....................................           609,765
    4,232,588   Series 2005-AR12, Class 1A8
                   4.819%, 10/25/35 (a) .....................................         3,550,639

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
                PRIVATE - (CONTINUED)
                Wells Fargo Mortgage Backed
                Securities Trust
$   5,064,877   Series 2005-AR4, Class 2A2
                   3.436%, 04/25/35 (a) .....................................   $     4,449,680
                                                                                ---------------
                                                                                     11,618,445
                                                                                ---------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost $32,049,055) .......................................        30,461,328
                                                                                ---------------
MORTGAGE-BACKED OBLIGATIONS - 29.80%
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.20%
    1,285,596      3.126%, 01/01/34 (a) .....................................         1,335,294
      851,536      3.305%, 09/01/34 (a) .....................................           884,902
    1,369,751      3.235%, 10/01/34 (a) .....................................         1,422,877
      354,407      3.407%, 11/01/34 (a) .....................................           369,145
    2,889,533      3.650%, 08/01/35 (a) .....................................         2,979,317
    2,850,861      5.161%, 05/01/36 (a) .....................................         2,994,294
                                                                                ---------------
                                                                                      9,985,829
                                                                                ---------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 7.28%
        6,971      7.000%, 03/01/12 .........................................             7,334
      101,205      7.000%, 12/01/12 .........................................           103,124
      380,209      5.000%, 12/01/13 .........................................           394,901
      413,753      4.000%, 01/01/14 .........................................           425,731
        9,560      8.000%, 07/01/14 .........................................            10,803
    4,731,933      4.500%, 03/01/15 .........................................         4,910,829
        7,079      7.000%, 03/01/15 .........................................             7,651
      787,614      5.500%, 05/01/15 .........................................           844,876
      154,807      5.500%, 06/01/17 .........................................           166,594
       92,933      8.000%, 09/01/17 .........................................           103,061
      862,547      5.000%, 10/01/17 .........................................           918,043
      204,050      5.500%, 10/01/17 .........................................           219,906
      965,246      5.000%, 11/01/17 .........................................         1,025,584
      638,313      8.000%, 11/01/17 .........................................           720,643
    1,575,593      5.000%, 01/01/18 .........................................         1,674,215
    1,030,091      5.000%, 02/01/18 .........................................         1,094,608
    3,792,799      5.000%, 03/01/18 .........................................         4,031,545
      670,297      5.500%, 03/01/18 .........................................           723,718
      271,082      5.500%, 04/01/18 .........................................           292,863
      399,474      6.500%, 05/01/18 .........................................           434,747
       45,313      6.000%, 10/01/18 .........................................            49,240
       13,310      6.000%, 11/01/18 .........................................            14,463
    2,626,496      5.500%, 02/01/19 .........................................         2,834,871
      880,352      5.500%, 01/01/20 .........................................           948,208
      380,708      5.500%, 05/01/20 .........................................           410,052
      337,853      5.500%, 07/01/20 .........................................           363,894
                                                                                ---------------
                                                                                     22,731,504
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.93%
          647      7.500%, 09/01/10 .........................................               654
      777,872      6.000%, 01/01/12 .........................................           808,856
      174,591      6.000%, 04/01/12 .........................................           181,922
      268,955      6.000%, 05/01/12 .........................................           280,523
      573,453      6.000%, 06/01/12 .........................................           598,672
       18,423      7.500%, 07/01/12 .........................................            19,598
      858,390      6.000%, 09/01/12 .........................................           896,869
       97,817      5.000%, 11/01/12 .........................................           100,848
    1,724,748      5.500%, 01/01/13 .........................................         1,754,921
        2,273      8.000%, 01/01/13 .........................................             2,442
      643,173      4.500%, 08/01/13 .........................................           663,483
    4,522,882      4.500%, 09/01/13 .........................................         4,660,417

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 28, 2010 (UNAUDITED)

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$   2,521,995      4.000%, 04/01/14 .........................................   $     2,596,151
      764,483      5.500%, 09/01/14 .........................................           821,258
      420,723      5.500%, 12/01/14 .........................................           451,968
        9,562      6.000%, 02/01/18 .........................................            10,321
    2,082,822      5.500%, 05/01/18 .........................................         2,241,407
      117,384      6.000%, 05/01/18 .........................................           126,709
      728,578      5.500%, 06/01/18 .........................................           786,126
        7,282      6.000%, 08/01/18 .........................................             7,860
        7,241      6.000%, 09/01/18 .........................................             7,817
      620,400      5.500%, 10/01/18 .........................................           668,817
      806,155      5.500%, 11/01/18 .........................................           870,036
      675,835      6.000%, 11/01/18 .........................................           729,523
       48,952      5.500%, 12/01/18 .........................................            52,828
    1,176,401      6.000%, 12/01/18 .........................................         1,269,855
      943,407      6.000%, 01/01/19 .........................................         1,018,351
       14,629      6.000%, 02/01/19 .........................................            15,791
      317,132      6.000%, 04/01/19 .........................................           335,935
       77,402      6.000%, 05/01/19 .........................................            83,504
      142,651      6.000%, 10/01/23 .........................................           153,437
      509,519      7.000%, 08/01/28 .........................................           562,233
      878,561      7.000%, 11/01/28 .........................................           975,473
       80,585      7.000%, 02/01/32 .........................................            88,080
      333,273      5.995%, 05/01/32 (a) .....................................           351,395
      224,658      7.000%, 05/01/32 .........................................           249,548
      342,110      3.478%, 09/01/32 (a) .....................................           356,614
      236,377      7.000%, 09/01/32 .........................................           254,657
    2,156,638      2.799%, 07/01/33 (a) .....................................         2,235,591
    1,604,951      2.996%, 11/01/33 (a) .....................................         1,660,322
    2,915,277      2.593%, 12/01/33 (a) .....................................         3,021,854
    1,181,422      3.384%, 03/01/34 (a) .....................................         1,226,550
    1,120,029      3.629%, 04/01/34 (a) .....................................         1,154,932
      668,130      2.997%, 08/01/34 (a) .....................................           688,022
    1,117,163      3.105%, 10/01/34 (a) .....................................         1,167,723
      908,635      2.627%, 03/01/35 (a) .....................................           938,118
    3,752,226      4.700%, 04/01/35 (a) .....................................         3,882,064
    2,280,171      3.018%, 05/01/35 (a) .....................................         2,340,158
    1,160,390      3.496%, 05/01/35 (a) .....................................         1,195,641
    2,135,295      4.749%, 05/01/35 (a) .....................................         2,201,941
    1,086,218      2.490%, 06/01/35 (a) .....................................         1,105,887
    3,427,775      4.250%, 08/01/35 (a) .....................................         3,560,745
    2,298,634      4.881%, 08/01/35 (a) .....................................         2,339,984
    1,931,585      4.082%, 09/01/35 (a) .....................................         2,028,767
      710,073      2.585%, 10/01/35 (a) .....................................           729,746
    2,523,511      3.280%, 03/01/36 (a) .....................................         2,615,223
                                                                                ---------------
                                                                                     59,148,167
                                                                                ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.39%
          146      8.500%, 04/15/10 .........................................               150
          309      8.500%, 06/15/10 .........................................               314
          683      8.500%, 07/15/10 .........................................               699
        2,495      8.500%, 08/15/10 .........................................             2,555
        1,167      8.500%, 10/15/10 .........................................             1,195
        2,615      8.500%, 11/15/10 .........................................             2,678
        4,739      8.500%, 09/15/11 .........................................             5,013
       19,469      8.500%, 10/15/11 .........................................            20,596
        9,348      8.500%, 03/15/12 .........................................             9,412
        2,545      8.500%, 07/15/12 .........................................             2,619

  PAR VALUE                                                                          VALUE
-------------                                                                   ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$   1,148,019      2.750%, 12/20/34 (a) .....................................   $     1,183,890
                                                                                ---------------
                                                                                      1,229,121
                                                                                ---------------
                TOTAL MORTGAGE-BACKED OBLIGATIONS
                   (Cost $89,659,861) .......................................        93,094,621
                                                                                ---------------
AGENCY DEBENTURES - 13.42%
                FEDERAL HOME LOAN BANK - 5.85%
    5,200,000      3.750%, 09/09/11 .........................................         5,439,294
    2,900,000      2.000%, 09/14/12 .........................................         2,951,249
    9,800,000      1.750%, 12/14/12 .........................................         9,882,830
                                                                                ---------------
                                                                                     18,273,373
                                                                                ---------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 5.16%
    5,000,000      3.500%, 05/05/11 .........................................         5,161,620
    3,200,000      1.750%, 07/27/11 .........................................         3,206,051
    2,700,000      1.750%, 08/22/12 .........................................         2,732,767
    4,600,000      4.500%, 04/02/14 .........................................         5,030,013
                                                                                ---------------
                                                                                     16,130,451
                                                                                ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.41%
    7,500,000      2.150%, 05/04/12 .........................................         7,521,757
                                                                                ---------------
                                                                                      7,521,757
                                                                                ---------------
                TOTAL AGENCY DEBENTURES
                   (Cost $41,651,789) .......................................        41,925,581
                                                                                ---------------
U.S. TREASURY OBLIGATIONS - 43.91%
                UNITES STATES TREASURY NOTES & BONDS - 43.91%
   77,600,000      0.875%, 01/31/12 .........................................        77,760,632
   46,100,000      1.375%, 10/15/12 .........................................        46,377,338
   14,000,000      0.000%, 02/15/14 .........................................        12,986,918
       30,000      4.375%, 02/15/38 .........................................            29,400
                                                                                ---------------
                                                                                    137,154,288
                                                                                ---------------
                TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $136,497,476) ......................................       137,154,288
                                                                                ---------------
REPURCHASE AGREEMENT - 2.69%
    8,400,000   UBS, 0.10%, Dated 02/26/10, matures
                03/01/10, repurchase price $8,400,070,
                (collateralized by a U.S. Treasury Bill with
                an interest rate of 0.00% due 03/04/10,
                total market value $8,569,914) ..............................         8,400,000
                                                                                ---------------
                TOTAL REPURCHASE AGREEMENT
                (Cost $8,400,000) ...........................................         8,400,000
                                                                                ---------------
                TOTAL INVESTMENTS - 99.57%
                (Cost $308,258,181) (c) .....................................       311,035,818
                                                                                ---------------
                NET OTHER ASSETS AND LIABILITIES - 0.43% ....................         1,358,454
                                                                                ---------------
                NET ASSETS - 100.00% ........................................   $   312,394,272
                                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  This security has Sequential collateral.

(c) Cost for U.S. federal income tax purposes is $308,258,181. As of February 28, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,639,224 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,861,587.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2010 (UNAUDITED)

                                                                                     ULTRA-SHORT
                                                                        MONEY         DURATION         SHORT
                                                                       MARKET        GOVERNMENT       DURATION
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    -------------   ------------   -------------
ASSETS:
INVESTMENTS:
   Investments and repurchase agreements at cost ................   $ 514,907,815   $438,455,922   $ 308,258,181
                                                                    =============   ============   =============
   Investments at value .........................................   $ 268,807,815   $378,506,552   $ 302,635,818
   Repurchase agreements at value ...............................     246,100,000     60,900,000       8,400,000
                                                                    -------------   ------------   -------------
   Total investments and repurchase agreements at value .........     514,907,815    439,406,552     311,035,818
                                                                    -------------   ------------   -------------
Cash ............................................................          85,801        532,477         560,784
RECEIVABLES:
   Interest .....................................................         411,016      1,972,682       1,176,046
   Investment securities sold ...................................              --         54,894         111,011
   Portfolio units sold .........................................           1,321      5,000,000              --
   Other assets .................................................         146,865         44,602          33,749
                                                                    -------------   ------------   -------------
   Total Assets .................................................     515,552,818    447,011,207     312,917,408
                                                                    -------------   ------------   -------------
LIABILITIES:
PAYABLES:
   Dividends ....................................................          19,602        391,590         368,902
   Advisory fees ................................................          30,682         51,213          38,448
   Administration fees ..........................................              --         15,944          11,968
   Accrued expenses .............................................         129,603         78,320         103,818
                                                                    -------------   ------------   -------------
   Total Liabilities ............................................         179,887        537,067         523,136
                                                                    -------------   ------------   -------------
NET ASSETS ......................................................   $ 515,372,931   $446,474,140   $ 312,394,272
                                                                    =============   ============   =============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $ 515,352,791   $487,462,994   $ 329,393,866
Accumulated undistributed (distributions in excess of) net
   investment income ............................................         126,893       (510,682)       (699,830)
Accumulated net realized loss on investment transactions ........        (106,753)   (41,428,802)    (19,077,401)
Net unrealized appreciation on investments ......................              --        950,630       2,777,637
                                                                    -------------   ------------   -------------
TOTAL NET ASSETS ................................................   $ 515,372,931   $446,474,140   $ 312,394,272
                                                                    =============   ============   =============
   Total units outstanding, $0.001 par value (unlimited number
      of units authorized) ......................................     515,353,131     46,502,631      32,328,388
                                                                    =============   ============   =============
   Net asset value, offering and redemption price per unit
      (net assets/units outstanding) ............................   $        1.00   $       9.60   $        9.66
                                                                    =============   ============   =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED)

                                                                                 ULTRA-SHORT
                                                                      MONEY       DURATION        SHORT
                                                                      MARKET     GOVERNMENT     DURATION
                                                                     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                    ----------   -----------   -----------
INVESTMENT INCOME:
   Interest .....................................................   $1,168,690   $ 3,454,009   $ 4,120,032
                                                                    ----------   -----------   -----------
EXPENSES:
   Advisory fees ................................................      613,643       304,790       265,447
   Administration fees ..........................................      359,506        94,639        82,435
   Legal fees ...................................................       65,033        19,788        24,773
   Audit and tax fees ...........................................       15,897        21,498        21,702
   Custody fees .................................................       31,355        17,505        19,899
   Accounting fees ..............................................       76,859        62,651        57,769
   Compliance fees ..............................................       32,793        16,093        16,198
   Trustees' fees ...............................................       48,489        20,398        21,167
   Printing fees ................................................       10,431         3,789         6,372
   Transfer agent fees ..........................................       34,200        23,475        21,962
   Registration fees ............................................        2,990         1,523         1,300
   Other expenses ...............................................       52,949        41,449        48,888
                                                                    ----------   -----------   -----------
   Total operating expenses .....................................    1,344,145       627,598       587,912
                                                                    ----------   -----------   -----------
   Advisory fees waived .........................................     (361,989)           --            --
   Administration fees waived ...................................     (291,906)           --            --
                                                                    ----------   -----------   -----------
   Total expense reductions .....................................     (653,895)           --            --
                                                                    ----------   -----------   -----------
   Net operating expenses .......................................      690,250       627,598       587,912
                                                                    ----------   -----------   -----------
NET INVESTMENT INCOME ...........................................      478,440     2,826,411     3,532,120
                                                                    ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investment Transactions ..........     (106,753)      345,172     1,631,690
   Net Change in Unrealized Appreciation (Depreciation)
      of Investments ............................................           --      (783,336)    1,634,357
                                                                    ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     (106,753)     (438,164)    3,266,047
                                                                    ----------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS: ...........   $  371,687   $ 2,388,247   $ 6,798,167
                                                                    ==========   ===========   ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          ULTRA-SHORT DURATION
                                                                                              GOVERNMENT
                                                       MONEY MARKET PORTFOLIO                  PORTFOLIO
                                              -----------------------------------  ----------------------------------
                                               SIX MONTHS ENDED                     SIX MONTHS ENDED
                                              FEBRUARY 28, 2010     YEAR ENDED     FEBRUARY 28, 2010     YEAR ENDED
                                                 (UNAUDITED)     AUGUST 31, 2009      (UNAUDITED)     AUGUST 31, 2009
                                              -----------------  ----------------  -----------------  ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income ...................   $       478,440   $      6,182,017     $  2,826,411     $   6,195,833
                                               ---------------   ----------------     ------------     -------------
   Net realized gain (loss) on investment
      transactions .........................          (106,753)           126,490          345,172         3,231,184
   Net change in unrealized appreciation
      (depreciation) of investments ........                --                 --         (783,336)        2,320,178
                                               ---------------   ----------------     ------------     -------------
   Net increase in net assets resulting
      from operations ......................           371,687          6,308,507        2,388,247        11,747,195
                                               ---------------   ----------------     ------------     -------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income ..............          (478,440)        (6,182,012)      (2,893,337)       (6,491,840)
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units .............     2,835,315,870     11,919,010,644      123,658,000       140,001,098
   Reinvestment of dividends and
      distributions ........................           180,402          2,069,851          533,253         1,216,350
   Cost of units repurchased ...............    (3,265,013,292)   (11,799,616,190)     (39,852,708)     (120,135,403)
                                               ---------------   ----------------     ------------     -------------
   Net increase (decrease) in net assets
      resulting from unit transactions .....      (429,517,020)       121,464,305       84,338,545        21,082,045
                                               ---------------   ----------------     ------------     -------------
   Net change in net assets ................      (429,623,773)       121,590,800       83,833,455        26,337,400
NET ASSETS:
   Beginning of period .....................       944,996,704        823,405,904      362,640,685       336,303,285
   End of period ...........................   $   515,372,931   $    944,996,704     $446,474,140     $ 362,640,685
                                               ===============   ================     ============     =============
   ACCUMULATED UNDISTRIBUTED
      (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME ................   $       126,893   $        126,893     $   (510,682)    $    (443,756)
                                               ===============   ================     ============     =============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold ..............................     2,835,315,870     11,919,010,581       12,874,251        14,629,728
   Reinvestment of dividends
      and distribution .....................           180,402          2,069,851           55,486           127,555
   Units repurchased .......................    (3,265,013,292)   (11,799,616,190)      (4,150,528)      (12,628,770)
                                               ---------------   ----------------     ------------     -------------
   Net increase (decrease) in units
      outstanding ..........................      (429,517,020)       121,464,242        8,779,209         2,128,513
                                               ===============   ================     ============     =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SHORT DURATION PORTFOLIO
                                              ----------------------------------
                                               SIX MONTHS ENDED
                                              FEBRUARY 28, 2010     YEAR ENDED
                                                  (UNAUDITED)    AUGUST 31, 2009
                                              -----------------  ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income ...................     $  3,532,120     $ 10,591,607
   Net realized gain on investment
      transactions .........................        1,631,690          218,421
   Net change in unrealized appreciation
      of investments .......................        1,634,357        6,192,368
                                                 ------------     ------------
   Net increase in net assets resulting
      from operations ......................        6,798,167       17,002,396
                                                 ------------     ------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income ..............       (3,518,240)     (11,170,554)
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units .............        7,500,000       52,000,167
   Reinvestment of dividends and
      distributions ........................          407,488        1,266,212
   Cost of units repurchased ...............      (85,037,567)     (45,146,389)
                                                 ------------     ------------
   Net increase (decrease) in net assets
      resulting from unit transactions .....      (77,130,079)       8,119,990
                                                 ------------     ------------
   Net change in net assets ................      (73,850,152)      13,951,832
NET ASSETS:
   Beginning of period .....................      386,244,424      372,292,592
   End of period ...........................     $312,394,272     $386,244,424
                                                 ============     ============
   ACCUMULATED UNDISTRIBUTED
      (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME ................     $   (699,830)    $   (713,710)
                                                 ============     ============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold ..............................          775,595        5,480,568
   Reinvestment of dividends and
      distribution .........................           42,230          133,898
   Units repurchased .......................       (8,819,875)      (4,740,081)
                                                 ------------     ------------
   Net increase (decrease) in units
      outstanding ..........................       (8,002,050)         874,385
                                                 ============     ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              MONEY MARKET PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                       FEBRUARY                    YEARS ENDED AUGUST 31,
                                                       28, 2010     --------------------------------------------------------
                                                      (UNAUDITED)       2009         2008       2007       2006       2005
                                                    -------------   ------------   --------   --------   --------   --------
NET ASSET VALUE,
Beginning of period .............................   $   1.00        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00
                                                    --------        --------       --------   --------   --------   --------
Income from Investment Operations:
      Net investment income(a) ..................         --(b)         0.01           0.03       0.05       0.04       0.02
                                                    --------        --------       --------   --------   --------   --------
   Total income from investment operations ......         --            0.01           0.03       0.05       0.04       0.02
                                                    --------        --------       --------   --------   --------   --------
Less Distributions from:
      Investment income .........................         --(b)        (0.01)         (0.03)     (0.05)     (0.04)     (0.02)
                                                    --------        --------       --------   --------   --------   --------
   Total Distributions ..........................         --           (0.01)         (0.03)     (0.05)     (0.04)     (0.02)
                                                    --------        --------       --------   --------   --------   --------
NET ASSET VALUE,
   End of period ................................   $   1.00        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00
                                                    ========        ========       ========   ========   ========   ========
   Total Return(c) ..............................       0.06%           0.63%          3.36%      5.33%      4.52%      2.44%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..   $515,373        $944,997       $823,406   $417,772   $256,798   $251,000
Ratios to average net assets:
   Expenses net of waivers and reimbursements ...       0.19%(d)        0.20%(e)       0.19%      0.14%      0.14%      0.13%
   Expenses before waivers and reimbursements ...       0.37%(d)        0.36%          0.37%      0.34%      0.38%      0.32%
   Net investment income (net of waivers
      and reimbursements) .......................       0.13%(d)        0.52%          2.93%      5.20%      4.48%      2.36%
   Net investment income (before waivers
      and reimbursements) .......................      (0.05)%(d)       0.36%          2.75%      5.00%      4.24%      2.17%

----------
(a)  Calculated based on average units outstanding.

(b)  Amount is less than $0.005 per share.

(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)  Annualized.

(e) The Money Market Portfolio's participation in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                                                    -------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                      FEBRUARY                    YEARS ENDED AUGUST 31,
                                                      28, 2010     ----------------------------------------------------
                                                     (UNAUDITED)     2009       2008       2007       2006       2005
                                                    ------------   --------   --------   --------   --------   --------
NET ASSET VALUE,
Beginning of period .............................   $   9.61       $   9.45   $   9.45   $   9.43   $   9.43   $   9.48
                                                    --------       --------   --------   --------   --------   --------
Income from Investment Operations:
      Net investment income(a)(b) ...............       0.07           0.19       0.34       0.43       0.34       0.22
      Net realized and unrealized gain (loss)
         on investment transactions .............      (0.01)          0.17       0.05       0.06       0.04      (0.01)
                                                    --------       --------   --------   --------   --------   --------
   Total income from investment operations ......       0.06           0.36       0.39       0.49       0.38       0.21
                                                    --------       --------   --------   --------   --------   --------
Less Distributions from:
      Investment income(b) ......................      (0.07)         (0.20)     (0.38)     (0.47)     (0.38)     (0.26)(c)
      Capital ...................................         --             --      (0.01)        --         --         --
                                                    --------       --------   --------   --------   --------   --------
   Total Distributions ..........................      (0.07)         (0.20)     (0.39)     (0.47)     (0.38)     (0.26)
                                                    --------       --------   --------   --------   --------   --------
NET ASSET VALUE,
   End of period ................................   $   9.60       $   9.61   $   9.45   $   9.45   $   9.43   $   9.43
                                                    ========       ========   ========   ========   ========   ========
   Total Return(d) ..............................       0.66%          3.85%      4.17%      5.35%      4.12%      2.28%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..   $446,474       $362,641   $336,303   $283,337   $384,020   $587,858
Ratios to average net assets:
   Expenses net of waivers and reimbursements ...       0.33%(e)       0.35%      0.38%      0.35%      0.35%      0.35%
   Expenses before waivers and reimbursements ...       0.33%(e)       0.35%      0.41%      0.39%      0.38%      0.36%
   Net investment income (net of waivers
      and reimbursements) .......................       1.49%(e)       1.96%      3.54%      4.54%      3.57%      2.42%
   Net investment income (before waivers
      and reimbursements) .......................       1.49%(e)       1.96%      3.51%      4.50%      3.54%      2.41%
   Portfolio Turnover Rate(f) ...................         90%           179%       162%       107%        52%        68%

----------
(a)  Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c) Includes amounts less than $0.005 that are distributions from paid-in capital.

(d) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(e)  Annualized.

(f) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. Prior years include the effect of mortgage dollar roll transactions, if any. There were no mortgage dollar roll transactions for the years ended August 31, 2008 and 2009 and for the six months ended February 28, 2010.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           SHORT DURATION PORTFOLIO
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                      FEBRUARY                      YEARS ENDED AUGUST 31,
                                                      28, 2010     --------------------------------------------------------
                                                     (UNAUDITED)     2009         2008         2007       2006       2005
                                                    ------------   --------   ------------   --------   --------   --------
NET ASSET VALUE,
Beginning of period .............................   $   9.58       $   9.44   $   9.50       $   9.51   $   9.59   $   9.72
                                                    --------       --------   --------       --------   --------   --------
Income from Investment Operations:
      Net investment income(a)(b) ...............       0.10           0.27       0.37           0.41       0.37       0.31
      Net realized and unrealized gain (loss)
         on investment transactions .............       0.08           0.16      (0.01)          0.03      (0.07)     (0.13)
                                                    --------       --------   --------       --------   --------   --------
   Total income from investment operations ......       0.18           0.43       0.36           0.44       0.30       0.18
                                                    --------       --------   --------       --------   --------   --------
Less Distributions from:
      Investment income(b) ......................      (0.10)         (0.29)     (0.42)         (0.45)     (0.38)     (0.31)
                                                    --------       --------   --------       --------   --------   --------
   Total Distributions ..........................      (0.10)         (0.29)     (0.42)         (0.45)     (0.38)     (0.31)
                                                    --------       --------   --------       --------   --------   --------
NET ASSET VALUE,
   End of period ................................   $   9.66       $   9.58   $   9.44       $   9.50   $   9.51   $   9.59
                                                    ========       ========   ========       ========   ========   ========
   Total Return(c) ..............................       1.90%          4.60%      3.83%          4.77%      3.25%      1.91%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..   $312,394       $386,244   $372,293       $431,246   $678,062   $721,650
Ratios to average net assets:
   Expenses .....................................       0.36%(d)       0.34%      0.39%(e)       0.32%      0.32%      0.31%
   Net investment income ........................       2.14%(d)       2.87%      3.88%(e)       4.31%      3.90%      3.19%
   Portfolio Turnover Rate(f) ...................            210%       293%       241%           122%       126%       235%

----------
(a)  Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)  Annualized.

(e) Custody credits earned in the year ended August 31, 2008 had no effect on ratios.

(f) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. Prior years include the effect of mortgage dollar roll transactions, if any. There were no mortgage dollar roll transactions for the years ended August 31, 2008 and 2009 and for the six months ended February 28, 2010.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2010 - (UNAUDITED)

NOTE 1. ORGANIZATION

Trust for Credit Unions (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, "the Portfolios" or individually a "Portfolio"). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of February 28, 2010 is as follows:

                                    MONEY MARKET PORTFOLIO
                     ---------------------------------------------------
                                     LEVEL      LEVEL 2        LEVEL 3
                         TOTAL         1      SIGNIFICANT    SIGNIFICANT
                       VALUE AT     QUOTED    OBSERVABLE    UNOBSERVABLE
                        2/28/10      PRICE      INPUTS         INPUTS
                     ------------   ------   ------------   ------------
Total Investments*   $514,907,815     $--    $514,907,815       $--
                     ============     ===    ============       ===

                          ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                     ---------------------------------------------------
                                     LEVEL      LEVEL 2        LEVEL 3
                         TOTAL         1      SIGNIFICANT    SIGNIFICANT
                       VALUE AT     QUOTED    OBSERVABLE    UNOBSERVABLE
                        2/28/10      PRICE      INPUTS         INPUTS
                     ------------   ------   ------------   ------------
Total Investments*   $439,406,552     $--    $439,406,552        $--
                     ============     ===    ============        ===

                                   SHORT DURATION PORTFOLIO
                     ---------------------------------------------------
                                     LEVEL      LEVEL 2        LEVEL 3
                        TOTAL          1      SIGNIFICANT    SIGNIFICANT
                       VALUE AT     QUOTED    OBSERVABLE    UNOBSERVABLE
                       2/28/10       PRICE      INPUTS         INPUTS
                     ------------   ------   ------------   ------------
Total Investments*   $311,035,818     $--    $311,035,818        $--
                     ============     ===    ============        ===

*    Please refer to Schedule of Investments for security type breakout.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. FEDERAL TAXES

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions to unitholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2010 - (UNAUDITED) (CONTINUED)

The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities' yield to purchase. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios' financial statements. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

D. EXPENSES

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio's relative average net assets for the period.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

F. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Administration ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

G. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the six months ended February 28, 2010.

H. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 3. AGREEMENTS

A. ADVISORY AGREEMENT

Goldman Sachs Asset Management, L.P. ("GSAM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Advisory Agreement (the "Agreement") with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust's Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee ("advisory fee"), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2010 - (UNAUDITED) (CONTINUED)

                                                   CONTRACTUAL
PORTFOLIO              ASSET LEVEL                     RATE
---------              -----------                 -----------
Money Market           up to $300 million              0.20%
                       in excess of $300 million       0.15
Ultra-Short Duration
   Government and      first $250 million              0.18
   Short Duration(1)   next $250 million               0.16
                       in excess of $500 million       0.14

----------
(1) Advisory fee rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the period ended February 28, 2010, GSAM waived advisory fees amounting to $361,989.

B. ADMINISTRATION AGREEMENT

Callahan Credit Union Financial Services Limited Liability Limited Partnership ("CUFSLP") serves as the Portfolios' administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. ("CFS") serves as a general partner to CUFSLP, which includes 39 major credit unions that are limited partners. PNC Global Investment Servicing (U.S.) Inc. ("PNC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides additional administrative services pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to their respective Agreements, CUFSLP and PNC are entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                         CUFSLP    PNC
PORTFOLIO                  FEE    FEE(1)
---------                ------   ------
Money Market              0.10%    0.02%
Ultra-Short
   Duration Government    0.05     0.02
Short Duration            0.05     0.02

----------
(1) In addition, there is an annual base fee of $10,000 for the Money Market Portfolio and $50,000 for the Ultra-Short Duration Government and Short Duration Portfolios.

Effective February 1, 2009, CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to annual percentage rates equal to 0.05% of the first $300 million, 0.04% of the next $700 million, 0.03% of the next $1 billion, and 0.02% over $2 billion of the Portfolio's average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. Prior to February 1, 2009, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the period ended February 28, 2010, CUFSLP waived administration fees amounting to $291,906.

C. OTHER AGREEMENTS

CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses exclusive of any custody expense reductions) (the "Expenses") of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the period ended February 28, 2010, no expenses were required to be reimbursed by CUFSLP under this agreement.

CFS serves as exclusive distributor of units of the Portfolios. For the period ended February 28, 2010, CFS had not received any compensation for this service.

PNC serves as transfer agent of the Portfolios and receives a fee ("transfer agent fee") from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the period ended February 28, 2010 were as follows:

                                          ULTRA-SHORT
                                            DURATION         SHORT
                                           GOVERNMENT      DURATION
                                            PORTFOLIO      PORTFOLIO
                                          ------------   ------------
Purchases of U.S. Government
   and agency obligations .............   $267,065,741   $687,573,220
Purchases (excluding U.S.
   Government and agency
   obligations) .......................             --             --
Sales or maturities of U.S.
   Government and agency
   obligations ........................    274,613,351    742,562,900
Sales or maturities (excluding
   U.S. Government and
   agency obligations) ................             --      3,854,895

NOTE 5. OTHER MATTERS

Exemptive Order--Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

NOTE 6. TAX INFORMATION

As of the Portfolios' most recent fiscal year end, August 31, 2009, the Portfolios' capital loss carryforwards and certain timing differences on a tax basis were as follows:

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2010 - (UNAUDITED) (CONTINUED)

                                     ULTRA-SHORT
                          MONEY       DURATION        SHORT
                          MARKET     GOVERNMENT      DURATION
                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                        ---------   ------------   ------------
Timing differences
   (dividends payable
   and post October
   losses) ..........   $(106,924)  $   (363,205)  $ (7,203,036)
Capital loss
   carryforward(1) ..          --    (41,756,594)   (14,217,576)

----------
(1) The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

        ULTRA-SHORT
         DURATION        SHORT
        GOVERNMENT     DURATION
         PORTFOLIO     PORTFOLIO
       ------------   -----------
2012   $(17,598,877)  $        --
2013    (18,747,166)   (2,820,598)
2014     (3,307,602)   (6,143,309)
2015     (1,903,494)   (5,253,669)
2016       (199,455)           --

There were no significant book to tax differences for the Money Market Portfolio as of August 31, 2009.

The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At February 28, 2010, the Portfolios' aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

                              ULTRA-SHORT
                               DURATION        SHORT
                              GOVERNMENT      DURATION
                               PORTFOLIO      PORTFOLIO
                             ------------   ------------
Tax Cost .................   $438,455,922   $308,258,181
                             ============   ============
Gross unrealized gain ....      1,731,338      4,639,224
Gross unrealized loss ....       (780,708)    (1,861,587)
                             ------------   ------------
   Net unrealized gain ...   $    950,630   $  2,777,637
                             ============   ============

NOTE 7. CREDIT AND CONCENTRATION RISK

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, "CMOs"). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there was the following subsequent event:

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED)

PORTFOLIO EXPENSES - SIX MONTH PERIOD ENDED FEBRUARY 28, 2010

As a unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

                                                       ULTRA-SHORT
                                                   DURATION GOVERNMENT
                   MONEY MARKET PORTFOLIO               PORTFOLIO             SHORT DURATION PORTFOLIO
                ----------------------------- ----------------------------- -----------------------------
                                     EXPENSES                      EXPENSES                      EXPENSES
                                     PAID FOR                        PAID                        PAID FOR
                BEGINNING  ENDING      THE    BEGINNING  ENDING    FOR THE  BEGINNING   ENDING     THE
                 ACCOUNT   ACCOUNT   6 MONTHS  ACCOUNT   ACCOUNT   6 MONTHS  ACCOUNT   ACCOUNT   6 MONTHS
                  VALUE     VALUE      ENDED    VALUE     VALUE     ENDED     VALUE     VALUE      ENDED
                  9/1/09   2/28/10   2/28/10*   9/1/09   2/28/10   2/28/10*  9/1/09    2/28/10   2/28/10*
                --------- ---------  -------- --------- ---------  -------- --------- ---------  --------
Actual          $1,000.00 $1,000.60   $0.94   $1,000.00 $1,006.60   $1.64   $1,000.00 $1,019.00    $1.80
Hypothetical 5%
   Return        1,000.00  1,023.85+   0.95    1,000.00  1,023.16+   1.66    1,000.00  1,023.01+    1.81

----------
* Expenses are calculated using each Portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 0.19%, 0.33% and 0.36% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+ Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

                                      TRUST
                               FOR Credit Unions

TRUSTEES
Rudolf J. Hanley, CHAIRMAN
Stanley Hollen, VICE CHAIRMAN
James C. Barr
Robert M. Coen
Gary Oakland
Eugene A. O'Rourke
Joe Peek
Wendell A. Sebastian

OFFICERS
Charles W. Filson, PRESIDENT
Jonathan K. Jeffreys, VICE PRESIDENT
Jay E. Johnson, TREASURER
Mary Jo Reilly, SECRETARY
Salvatore Faia, JD, CPA, CHIEF COMPLIANCE OFFICER

ADMINISTRATOR
Callahan Credit Union Financial Services
   Limited Liability Limited Partnership

INVESTMENT ADVISER
Goldman Sachs Asset Management, L.P.,
   an affiliate of Goldman, Sachs & Co.

ADMINISTRATIVE & FUND ACCOUNTING AGENT/TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.

DISTRIBUTOR
Callahan Financial Services, Inc.

INDEPENDENT AUDITOR
Ernst & Young LLP

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)Trust for Credit Unions


 By (Signature and Title)* /s/ Charles W. Filson
                           -----------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date      May 6, 2010
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles W. Filson
                           -----------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date      May 6, 2010
     -------------------


By (Signature and Title)* /s/ Jay Johnson
                          -----------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date      May 6, 2010
     -------------------

* Print the name and title of each signing officer under his or her signature.